Note 24 - Discontinued Operations - Discontinued Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Sales	$ 2,772,809	$ 3,038,438
Loss from discontinued operations before income taxes	(302,189)	(258,444)
LOSS FROM DISCONTINUED OPERATIONS	(11,426)	(128,259)
Cash and cash equivalents	26,093	9,888	$ 48,861
Current trade and other receivables	403,907	705,221	658,844
Income taxes recoverable	6,641	18,973	5,617
Other current assets	203,270	206,425	112,214
Total current assets	686,767	1,092,010	1,050,162
Property and equipment	28,794	25,862	18,893
Total intangible assets other than goodwill	370,958	472,656	401,926
ASSETS CLASSIFIED AS HELD FOR SALE	7,611	8,971
Trade and other payables	685,665	870,083	648,997
LIABILITIES CLASSIFIED AS HELD FOR SALE	4,906	5,200
Disposition of businesses in Germany, Ireland, and Japan [member] | Discontinued operations [member]
Statement Line Items [Line Items]
Sales	427,346	793,761
Gain on disposal of the U.K. and Ireland businesses	(45,138)
Loss from discontinued operations before income taxes	(11,349)	(132,004)
Provision for (recovery of) income taxes	77	(3,745)
LOSS FROM DISCONTINUED OPERATIONS	(11,426)	(128,259)
Cash and cash equivalents	898	628
Current trade and other receivables	4,978	3,007
Income taxes recoverable	12	50
Other current assets	1,140	3,087
Total current assets	7,028	6,772
Property and equipment	38	42
Total intangible assets other than goodwill	545	2,157
ASSETS CLASSIFIED AS HELD FOR SALE	7,611	8,971
Trade and other payables	4,823	4,902
Deferred revenue	83	298
LIABILITIES CLASSIFIED AS HELD FOR SALE	$ 4,906	$ 5,200